SCHEDULE OF SEGMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Compensation	$ 6,032	$ 6,763	$ 9,269
Cost of products, materials, and supplies	1,093,031	997,265	844,039
Production Services [Member]
Revenue from External Customer [Line Items]
Compensation	193,908	173,539	151,922
Cost of products, materials, and supplies	262,003	231,642	156,962
Transport and rental	115,025	99,432	92,156
Depreciation and amortization	80,547	88,777	67,061
Other	79,724	81,192	70,431
Total	731,207	674,582	538,532
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Compensation	137,362	121,707	112,266
Cost of products, materials, and supplies	70,740	64,144	57,889
Transport and rental	68,783	52,736	56,010
Depreciation and amortization	42,386	42,219	37,891
Other	41,255	43,006	44,739
Total	$ 360,526	$ 323,812	$ 308,795